Portfolio of Investments
Columbia Disciplined Core Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.7%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	678,930	38,692,221
Entertainment 2.2%
Activision Blizzard, Inc.	298,600	22,612,978
Electronic Arts, Inc.(a)	556,700	66,709,361
Total		89,322,339
Interactive Media & Services 7.4%
Alphabet, Inc., Class A(a)	118,100	190,862,591
Facebook, Inc., Class A(a)	421,300	110,848,243
Total		301,710,834
Media 0.2%
Interpublic Group of Companies, Inc. (The)	410,300	7,422,327
Total Communication Services		437,147,721
Consumer Discretionary 11.8%
Hotels, Restaurants & Leisure 1.0%
Domino’s Pizza, Inc.	40,000	15,132,800
Hilton Worldwide Holdings, Inc.	304,600	26,746,926
Total		41,879,726
Household Durables 1.0%
PulteGroup, Inc.	1,026,300	41,831,988
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.(a)	47,750	144,976,162
eBay, Inc.	744,200	35,446,246
Total		180,422,408
Multiline Retail 1.7%
Target Corp.	459,800	69,990,756
Specialty Retail 3.7%
Best Buy Co., Inc.	581,500	64,866,325
Home Depot, Inc. (The)	66,100	17,629,531
Lowe’s Companies, Inc.	420,600	66,496,860
Total		148,992,716
Total Consumer Discretionary		483,117,594
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.2%
Food & Staples Retailing 1.5%
Kroger Co. (The)	1,952,600	62,893,246
Food Products 0.8%
General Mills, Inc.	436,100	25,782,232
Kraft Heinz Co. (The)	181,800	5,561,262
Total		31,343,494
Household Products 2.3%
Kimberly-Clark Corp.	418,250	55,455,767
Procter & Gamble Co. (The)	287,200	39,375,120
Total		94,830,887
Tobacco 2.6%
Altria Group, Inc.	2,071,400	74,736,112
Philip Morris International, Inc.	461,000	32,740,220
Total		107,476,332
Total Consumer Staples		296,543,959
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
Chevron Corp.	28,900	2,008,550
ConocoPhillips Co.	1,119,860	32,050,393
HollyFrontier Corp.	1,610,500	29,810,355
Valero Energy Corp.	160,150	6,183,392
Total		70,052,690
Total Energy		70,052,690
Financials 9.8%
Banks 3.2%
Citigroup, Inc.	1,649,200	68,309,864
Citizens Financial Group, Inc.	2,275,100	61,996,475
Total		130,306,339
Capital Markets 4.8%
BlackRock, Inc.	131,200	78,616,352
Morgan Stanley	471,000	22,678,650
S&P Global, Inc.	210,200	67,837,846
State Street Corp.	393,900	23,200,710
T. Rowe Price Group, Inc.	45,600	5,775,696
Total		198,109,254
Columbia Disciplined Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.8%
Allstate Corp. (The)	794,600	70,520,750
MetLife, Inc.	107,900	4,084,015
Total		74,604,765
Total Financials		403,020,358
Health Care 14.3%
Biotechnology 2.2%
AbbVie, Inc.	361,280	30,744,928
Alexion Pharmaceuticals, Inc.(a)	208,080	23,958,332
BioMarin Pharmaceutical, Inc.(a)	177,100	13,181,553
Vertex Pharmaceuticals, Inc.(a)	107,370	22,371,613
Total		90,256,426
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	899,400	94,535,934
Dentsply Sirona, Inc.	146,470	6,911,919
Medtronic PLC	71,800	7,220,926
Total		108,668,779
Health Care Providers & Services 3.3%
DaVita, Inc.(a)	393,900	33,973,875
HCA Healthcare, Inc.	586,300	72,666,022
Humana, Inc.	69,900	27,909,672
Total		134,549,569
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc.	15,500	7,333,360
Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.	874,800	51,132,060
Johnson & Johnson	786,200	107,795,882
Merck & Co., Inc.	506,800	38,116,428
Mylan NV(a)	3,267,400	47,507,996
Total		244,552,366
Total Health Care		585,360,500
Industrials 8.1%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	120,700	42,260,691
Building Products 0.3%
Fortune Brands Home & Security, Inc.	161,000	13,020,070
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.7%
Quanta Services, Inc.	450,800	28,143,444
Electrical Equipment 2.5%
Eaton Corp. PLC	791,100	82,108,269
Rockwell Automation, Inc.	85,600	20,297,472
Total		102,405,741
Machinery 0.7%
Illinois Tool Works, Inc.	109,500	21,448,860
Pentair PLC	128,300	6,384,208
Total		27,833,068
Professional Services 0.4%
Robert Half International, Inc.	311,200	15,774,728
Road & Rail 2.5%
CSX Corp.	369,000	29,128,860
Norfolk Southern Corp.	175,800	36,763,296
Union Pacific Corp.	212,400	37,635,156
Total		103,527,312
Total Industrials		332,965,054
Information Technology 27.3%
Communications Equipment 1.9%
Cisco Systems, Inc.	2,113,000	75,856,700
IT Services 4.1%
MasterCard, Inc., Class A	365,100	105,382,464
VeriSign, Inc.(a)	330,340	62,995,838
Total		168,378,302
Semiconductors & Semiconductor Equipment 4.9%
Broadcom, Inc.	244,600	85,519,498
Intel Corp.	2,023,700	89,609,436
KLA Corp.	119,900	23,641,882
Total		198,770,816
Software 10.5%
Adobe, Inc.(a)	145,800	65,187,180
Autodesk, Inc.(a)	314,500	74,077,330
Cadence Design Systems, Inc.(a)	71,300	7,798,081
Fortinet, Inc.(a)	550,500	60,758,685
Microsoft Corp.(b)	1,109,000	224,539,230
Total		432,360,506

2	Columbia Disciplined Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	2,237,520	243,576,427
Total Information Technology		1,118,942,751
Materials 2.3%
Chemicals 1.1%
Dow, Inc.	223,300	10,157,917
LyondellBasell Industries NV, Class A	545,500	37,339,475
Total		47,497,392
Containers & Packaging 0.2%
International Paper Co.	186,200	8,146,250
Metals & Mining 1.0%
Newmont Corp.	387,700	24,363,068
Nucor Corp.	323,900	15,469,464
Total		39,832,532
Total Materials		95,476,174
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	124,690	28,635,059
Equinix, Inc.	30,800	22,522,192
Prologis, Inc.	328,000	32,537,600
SBA Communications Corp.	26,700	7,752,879
Weyerhaeuser Co.	374,900	10,231,021
Total		101,678,751
Total Real Estate		101,678,751
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.8%
Electric Utilities 2.1%
Entergy Corp.	145,800	14,757,876
Exelon Corp.	508,400	20,280,076
NRG Energy, Inc.	1,578,900	49,924,818
Total		84,962,770
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	204,300	3,983,850
Multi-Utilities 0.6%
Sempra Energy	203,900	25,560,904
Total Utilities		114,507,524
Total Common Stocks (Cost $3,284,172,456)		4,038,813,076

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(c),(d)	55,996,515	55,990,915
Total Money Market Funds (Cost $55,983,124)		55,990,915
Total Investments in Securities (Cost: $3,340,155,580)		4,094,803,991
Other Assets & Liabilities, Net		5,138,631
Net Assets		4,099,942,622

At October 31, 2020, securities and/or cash totaling $7,824,453 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	453	12/2020	USD	73,945,455	—	(2,777,143)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Columbia Disciplined Core Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	77,613,613	140,674,996	(162,291,587)	(6,107)	55,990,915	(1,302)	24,936	55,996,515
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Core Fund | Quarterly Report 2020

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